          BAIRD/
          FUNDS





          ANNUAL REPORT
          ----------------------------
          December 31, 2000


          Baird Intermediate Bond Fund

          Baird Core Bond Fund

          Baird Aggregate Bond Fund

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
SHAREHOLDER LETTER..........................................    2
2000 BOND MARKET OVERVIEW...................................    3
BAIRD INTERMEDIATE BOND FUND................................    6
BAIRD CORE BOND FUND........................................   12
BAIRD AGGREGATE BOND FUND...................................   20
STATEMENTS OF ASSETS AND LIABILITIES........................   28
STATEMENTS OF OPERATIONS....................................   29
STATEMENTS OF CHANGES IN NET ASSETS.........................   30
FINANCIAL HIGHLIGHTS........................................   33
NOTES TO FINANCIAL STATEMENTS...............................   36
REPORT OF INDEPENDENT ACCOUNTANTS...........................   45

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Dear Shareholders,

We would like to thank you for investing in the Baird Funds. The early months of a mutual fund complex are crucial ones, and I am pleased to report to you that our first three months have been successful. Each of the Funds in operation during the full fourth quarter of 2000 outperformed its benchmark and, as of December 31, 2000, assets in the Baird Funds exceeded $100 million. In this Annual Report we review the market in 2000 and the performance and composition of each of the fixed income funds. We hope that you will find this report both informative and helpful in achieving your investment goals.

With a good start behind us, we look forward to continued mutual success and greatly appreciate the opportunity to serve your investment needs. Thank you again for your support and for choosing Baird Funds.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds

2000 BOND MARKET OVERVIEW
--------------------------------------------------------------------------------
DECEMBER 31, 2000

The year 2000 will go down in the record books as a good year for investment grade bonds. As the ink dries on the pages of those annals, however, bond investors' stomachs are still settling from what proved to be a volatile journey over troubled waters. Expectations at the beginning of the year of an ever-strong economy gave way to whisperings of recession as the year toiled on. In response to this marked change in sentiment, three major themes developed over the course of the year 2000: 1) Treasury yields fell, 2) credit spreads widened and 3) downgrades abounded. It was a year of good returns, riddled with calamity that refocused investors' attention on risk.

TREASURY YIELDS FALL
The Treasury yield curve changed shape several times as yields fell over the course of the year, laying the foundation for hearty fixed income returns. Starting the year positively sloped, the curve inverted swiftly in January and remained so (to varying degrees) through October, largely because the Treasury's buybacks (totalling $30 billion par in 2000) of long Treasury issues kept downward pressure on long-term yields. Overall in 2000, the size of the Treasury market contracted by 15%. The curve gave up most of its inversion in November and December as the market anticipated easing by the Fed and ended the year with intermediate yields down the most (see yield curve below).

TREASURY YIELDS Source: Bloomberg

[LINE GRAPH]

------------------------------------------
             Dec. 31,    Dec. 31,
Maturity      1999        2000      Change
------------------------------------------
1....        5.96%       5.36%      -0.60
2....        6.24%       5.09%      -1.15
3....        6.34%       5.13%      -1.21
5....        6.34%       4.97%      -1.37
7....        6.54%       5.17%      -1.37
10...        6.44%       5.11%      -1.33
15...        6.82%       5.50%      -1.32
20...        6.83%       5.59%      -1.24
25...        6.73%       5.61%      -1.12
30...        6.48%       5.46%      -1.02
------------------------------------------

CREDIT SPREADS WIDEN
The lead story in 2000 was the expansion of credit spreads (see table on the following page). Early in the year, the increase in yield spreads was explained in terms of the Treasury yield curve inversion. As the year wore on, with equity indices faltering, a looming economic slowdown became the more apparent rationale for rising risk premiums. As shown in the table below, spreads on lower quality investment grade bonds rose more sharply, while spreads on high yield, or junk bonds exploded.

CORPORATE YIELD SPREADS (%) Source: Lehman Brothers

----------------------------------------------------------------------------------
                 Quality Sector                 12/31/99    12/31/00    Change
----------------------------------------------------------------------------------
    AAA                                           0.63        0.75      +0.12
    AA                                            0.86        1.24      +0.38
    A                                             1.17        1.88      +0.71
    BBB                                           1.64        2.73      +1.09
    High Yield                                    5.06        9.12      +4.06
----------------------------------------------------------------------------------

The increase in yield spreads, while most pronounced in corporate bonds, muted the total returns of nearly all non-Treasury sectors, making Treasuries the top performing sector in 2000 (see table below). Despite a strong finish by all sectors in the month of December, the year overall did not reward investors for taking risk. The noticeable standout in the table below is the high yield sector, which posted a negative total return for the year, showing a strong correlation to the equity market. We maintain that while high yield bonds may sometimes boost fixed income returns, their equity-like risk needs to be recognized.

TOTAL RETURNS OF SELECTED LEHMAN BROTHERS
INDICES AND SUBSECTORS IN 2000

-------------------------------------------------------------------------------
                        Index/Sector                                  2000
-------------------------------------------------------------------------------
    LB Aggregate Index                                               11.63%
    LB Gov't/Credit Index                                            11.85%
    US Treasury Sector                                               13.52%
    Gov't Agency Sector                                              12.18%
    Corporate Sector                                                  9.08%
    AAA                                                    11.98%
    AA                                                     11.29%
    A                                                       9.59%
    BBB                                                     7.41%
    MBS Sector                                                       11.16%
    ABS Sector                                                       10.84%
    High Yield Sector                                                -5.86%
-------------------------------------------------------------------------------

DOWNGRADES ABOUND
During the year 2000, many familiar credits fell to below investment grade:
Xerox, Owens Corning, British Sky Broadcasting, Finova and Conseco, to name a few. Indeed, across all ratings categories, downgrades by Moody's outpaced upgrades by a margin of 2.3 to 1 in 2000, the worst showing since the 2.9:1 ratio in 1991. It is worth noting that with the contraction of Treasury debt, the surge in corporate issuance and a general decline in overall credit quality, the bond market has intrinsically more risk than it did in years past. Clearly, what was not owned was just as important as what was owned in 2000. What's more, Moody's estimates that as many as 5% of the 9,000 companies it tracks will default in 2001. Careful security selection has been, and will continue to be a key component of competitive investment performance.

LOOKING AHEAD
While we anticipate a landscape characterized by continued volatility and declining credit fundamentals in 2001, we believe that wider spreads offer attractive opportunities in selective names and sectors. We favor collateralized structures and credits with broad bases of revenue and hard assets on their balance sheet. The drop in Treasury yields is likely to trigger higher refinancing activity, limiting the return prospects of mortgages and other securities with callable structures. The key issue for the markets in 2001 will be the economy: are we experiencing a slow-down, or is a recession taking hold? Volatility will likely prevail until this question is answered. In the meantime, we remain focused on long-term trends and adding incremental value through our duration-neutral, risk-controlled approach to fixed income management.

BAIRD BOND FUNDS INVESTMENT MANAGEMENT TEAM
Mary Ellen Stanek, CFA, Managing Director and Chief Investment Officer
Gary A. Elfe, CFA, Managing Director and Senior Portfolio Manager
Charles B. Groeschell, Managing Director and Senior Portfolio Manager
Warren D. Pierson, CFA, Senior Vice President and Senior Portfolio Manager Daniel A. Tranchita, CFA, Senior Vice President and Senior Portfolio Manager
M. Sharon deGuzman, Vice President, Portfolio Manager

BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
DECEMBER 31, 2000

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/ Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

The Baird Intermediate Bond Fund got off to a very strong start during its first three months of operation. A sharp drop in interest rates in the last quarter of 2000 (5-year Treasury yield fell 0.88%) gave the Fund strong positive returns while careful security selection in the initial construction of the portfolio helped the Fund to outperform its benchmark by over 2.90% (see total return summary below). A December 31, 2000 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

[QUALITY PIE CHART]           QUALITY DISTRIBUTION

                                                                         QUALITY DISTRIBUTION
                                                                         --------------------
U.S. Treasury                                                                     4.6
U.S. Gov't Agency                                                                16.5
Aaa                                                                              18.9
Aa                                                                                  0
A                                                                                  33
Baa                                                                                27

[SECTOR PIE CHART]             SECTOR WEIGHTINGS

                                                                           SECTOR WEIGHTINGS
                                                                           -----------------
U.S. Treasury                                                                     4.6
U.S. Gov't Agency                                                                10.4
Mortgages/CMOs                                                                    8.1
Asset-Backed                                                                      7.9
Corporate Bonds                                                                    48
Int'l                                                                              11
Cash/Other                                                                         10

NET ASSETS:                      $10,120,324

SEC 30-DAY YIELD:**
INSTITUTIONAL CLASS:                   6.86%
INVESTOR CLASS:                        6.60%
AVERAGE DURATION:                 3.49 years
AVERAGE MATURITY:                 6.03 years

PORTFOLIO EXPENSE RATIO:
INSTITUTIONAL CLASS:                   0.30%
INVESTOR CLASS:                        0.55%*
*Includes 0.25% 12b-1 fee
PORTFOLIO TURNOVER RATIO:             102.5%
TOTAL NUMBER OF HOLDINGS:                 35

** SEC yields are based on SEC guidelines and are calculated on 30 days ended
   December 31, 2000.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
              BAIRD INTERMEDIATE BOND FUND -- INSTITUTIONAL CLASS
[LINE CHART]             VALUE OF A $10,000 INVESTMENT

                                                               BAIRD INTERMEDIATE BOND FUND -      LEHMAN BROTHERS INTERMEDIATE
                                                                 INSTITUTIONAL CLASS SHARES        GOVERNMENT/CREDIT BOND INDEX
                                                               ------------------------------      ----------------------------
Sep-00                                                                      10000                             10000
Oct-00                                                                      10268                             10046
Nov-00                                                                      10476                             10183
Dec-00                                                                      10663                             10370

                 BAIRD INTERMEDIATE BOND FUND -- INVESTOR CLASS
[LINE CHART]             VALUE OF A $10,000 INVESTMENT

                                                               BAIRD INTERMEDIATE BOND FUND -      LEHMAN BROTHERS INTERMEDIATE
                                                                   INVESTOR CLASS SHARES           GOVERNMENT/CREDIT BOND INDEX
                                                               ------------------------------      ----------------------------
Sep-00                                                                      10000                             10000
Oct-00                                                                      10277                             10046
Nov-00                                                                      10484                             10183
Dec-00                                                                      10668                             10370

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------

                          BAIRD INTERMEDIATE BOND FUND

TOTAL RETURNS

---------------------------------------------------------------------------------
         September 29, 2000(1) through December 31, 2000      Since Inception
---------------------------------------------------------------------------------
    Baird Intermediate Bond Fund -- Institutional Class
    Shares                                                         6.63%
    Baird Intermediate Bond Fund -- Investor Class Shares          6.68%
    Lehman Brothers Intermediate Government/Credit Bond
    Index*                                                         3.70%
---------------------------------------------------------------------------------

       (1) Commencement of operations.

       * The Lehman Brothers Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. A direct investment in an index is not possible.

       THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS FOR THE PERIOD SEPTEMBER 29, 2000 THROUGH DECEMBER 31, 2000. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES.

       GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

       PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS    DECEMBER 31, 2000

Principal                                 Market
 Amount                                    Value
---------------------------------------------------
HOME EQUITY LOAN RECEIVABLES 7.9%
           Advanta Mortgage Loan
             Trust,
           Series 1994-1, Class A1,
 $202,580    6.30%, 07-25-2025          $   201,757
           IMC Home Equity Loan Trust:
           Series 1997-7, Class A8,
  297,329    6.65%, 02-20-2029              299,053
           Series 1998-1, Class A6,
  300,000    6.52%, 06-20-2029              299,871
                                        -----------
                                            800,681
                                        -----------

CORPORATE BONDS 48.0%
           Alabama Power Company 1st
             Mortgage,
  259,000  9.00%, 12-01-2024                273,783
           Allfirst Financial, Inc.
             Subordinated Notes,
  300,000  7.20%, 07-01-2007                299,593
           Amsouth Bancorp
             Subordinated Debentures,
  300,000  6.75%, 11-01-2025                295,889
           Bank of Oklahoma
             Subordinated Notes,
  350,000  7.125%, 08-15-2007               338,355
           Comcast Corporation Senior
             Notes,
  220,000  8.875%, 04-01-2007               231,858
           Conectiv, Inc. Medium Term
             Notes,
  300,000  6.73%, 06-01-2006                301,623
           Continental Airlines, Inc.
             Pass Thru Certificates,
  288,474  7.42%, 04-01-2007                288,656
           Delta Air Lines Pass Thru
             Certificates,
  350,000  7.779%, 11-18-2005               363,720
           Earthgrains Company,
  100,000  8.375%, 08-01-2003               100,778

Principal                                 Market
 Amount                                    Value
---------------------------------------------------
CORPORATE BONDS 48.0% (CONT.)
           First National Bank Omaha
             Subordinated Notes,
 $100,000  7.32%, 12-01-2010            $    98,437
           ITT Corporation,
  100,000  9.75%, 02-15-2021                104,688
           Keycorp Subordinated Notes,
  300,000  6.75%, 03-15-2006                299,643
           Lehman Brothers, Inc.
             Senior Subordinated
             Debentures,
  175,000  11.625%, 05-15-2005              205,634
           Lucent Technologies,
  100,000  7.25%, 07-15-2006                 92,834
           Mallinckrodt, Inc.,
  308,000  9.875%, 03-15-2011               309,441
           News America Holdings,
  260,000  10.125%, 10-15-2012              278,366
           Nisource Finance
             Corporation,
           7.625%, 11-15-2005
             (Acquired 11-09-00; Cost
  100,000    $99,726)*                      103,939
           Southwest Airlines Company
             Pass Thru Certificates,
  305,505  7.67%, 01-02-2014                320,573
           Standard Federal Bancorp
             Subordinated Notes,
  200,000  7.75%, 07-17-2006                213,023
           United Air Lines Pass Thru
             Certificates,
  250,000  7.762%, 10-01-2005               254,038
           Yosemite Sec Trust I,
           8.25%, 11-15-2004 (Acquired
   75,000    11-07-00; Cost $75,887)*        77,638
                                        -----------
                                          4,852,509
                                        -----------

INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) 11.0%
           AT&T Canada, Inc. Senior
             Discount Notes,
  200,000  10.75%, 11-01-2007               177,968
           British Telecom PLC,
  200,000  7.625%, 12-15-2005               202,388

                     See notes to the financial statements

BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS    DECEMBER 31, 2000

Principal                                 Market
 Amount                                    Value
---------------------------------------------------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) 11.0%
  (CONT.)
           British Telecom PLC Senior
             Notes,
 $300,000  11.875%, 12-01-2008          $   342,750
           CIT Group, Inc.,
  100,000  6.875%, 02-16-2005                99,477
           Korea Electric Power,
  300,000  6.75%, 08-01-2027                291,330
                                        -----------
                                          1,113,913
                                        -----------

MORTGAGE-BACKED SECURITIES 2.0%
           Residential Asset
             Securitization Trust,
           Series 1997-A7, Class A7,
  200,000    7.25%, 09-25-2027              200,938
                                        -----------

U.S. GOVERNMENT AGENCY 10.4%
           Federal National Mortgage
             Association (FNMA):
  800,000  7.125%, 03-15-2007               853,512
  200,000  5.75%, 02-15-2008                198,417
                                        -----------
                                          1,051,929
                                        -----------
U.S. GOVERNMENT AGENCY-BACKED MORTGAGE ISSUES 6.1%
           Federal Home Loan Mortgage
             Corporation (FHLMC):
           Series 1094, Class K,
  282,562    7.00%, 06-15-2021              283,628
           Series 1280, Class B,
  335,363    6.00%, 04-15-2022              333,122
                                        -----------
                                            616,750
                                        -----------

Principal                                 Market
 Amount                                    Value
---------------------------------------------------
U.S. TREASURY OBLIGATIONS 4.6%
           U.S. Treasury Bonds,
 $325,000  9.875%, 11-15-2015           $   468,125
                                        -----------
           Total Long-Term Investments
             (Cost $8,876,406)            9,104,845
                                        -----------

SHORT-TERM INVESTMENTS -- 13.3%
INVESTMENT COMPANY -- 2.0%
           Short-Term Investments Co.
  200,000    Liquid Assets Portfolio        200,000
                                        -----------
VARIABLE RATE DEMAND NOTES(#) -- 11.3%
           American Family Financial
  306,099    Services, Inc., 6.2%           306,099
  381,943  Sara Lee Corporation, 6.2%       381,943
           Wisconsin Corporation
             Central Credit Union,
  222,458    6.3%                           222,458
           Wisconsin Electric Power
  238,525    Company, 6.2%                  238,525
                                        -----------
                                          1,149,025
                                        -----------
           Total Short-Term
             Investments
             (Cost $1,349,025)            1,349,025
                                        -----------
           Total Investments
             (Cost $10,225,431) 103.3%   10,453,870
                                        -----------
           Liabilities, Less other
             Assets -- (3.3%)              (333,546)
                                        -----------
           TOTAL NET ASSETS 100.0%      $10,120,324
                                        ===========

*   Unregistered Security
(#) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2000.

                     See notes to the financial statements

                      (This page intentionally left blank)

BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
DECEMBER 31, 2000

The investment objective of the Baird Core Bond Fund is to provide an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more.

The Baird Core Bond Fund got off to a strong start during its first three months of operation. A sharp drop in interest rates in the last quarter of 2000 (10-year Treasury yield fell 0.69%) gave the Fund strong positive returns while careful security selection in the initial construction of the portfolio helped the Fund to outperform its benchmark by over 1.30% (see total return summary below). A December 31, 2000 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

[QUALITY PIE CHART]           QUALITY DISTRIBUTION

                                                                         QUALITY DISTRIBUTION
                                                                         --------------------
U.S. Treasury                                                                    27.1
U.S. Gov't Agency                                                                 8.3
Aaa                                                                                11
Aa                                                                                3.7
A                                                                                33.4
Baa                                                                              16.5

[SECTOR PIE CHART]             SECTOR WEIGHTINGS

                                                                           SECTOR WEIGHTINGS
                                                                           -----------------
Cash/Other                                                                        2.1
U.S. Treasury                                                                    27.1
U.S. Gov't Agency                                                                 1.6
Mortgages/CMOs                                                                    7.6
Asset-Backed                                                                      9.4
Corporate Bonds                                                                  48.2
Int'l                                                                               4

NET ASSETS:                      $40,096,276

SEC 30-DAY YIELD:**
INSTITUTIONAL CLASS:                   6.70%
INVESTOR CLASS:                        6.45%
AVERAGE DURATION:                 5.51 years
AVERAGE MATURITY:                10.07 years

PORTFOLIO EXPENSE RATIO:
INSTITUTIONAL CLASS:                   0.30%
INVESTOR CLASS:                        0.55%*
*Includes 0.25% 12b-1 fee
PORTFOLIO TURNOVER RATIO:              11.8%
TOTAL NUMBER OF HOLDINGS:                 82

** SEC yields are based on SEC guidelines and are calculated on 30 days ended
   December 31, 2000.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
                  BAIRD CORE BOND FUND -- INSTITUTIONAL CLASS
[LINE CHART]             VALUE OF A $10,000 INVESTMENT

                                                                   BAIRD CORE BOND FUND -                LEHMAN BROTHERS
                                                                 INSTITUTIONAL CLASS SHARES        GOVERNMENT/CREDIT BOND INDEX
                                                                 --------------------------        ----------------------------
Sep-00                                                                      10000                              10000
Oct-00                                                                      10171                              10063
Nov-00                                                                      10372                              10235
Dec-00                                                                      10589                              10437

                     BAIRD CORE BOND FUND -- INVESTOR CLASS
[LINE CHART]             VALUE OF A $10,000 INVESTMENT

                                                              BAIRD CORE BOND FUND - INVESTOR            LEHMAN BROTHERS
                                                                        CLASS SHARES               GOVERNMENT/CREDIT BOND INDEX
                                                              -------------------------------      ----------------------------
Sep-00                                                                      10000                             10000
Oct-00                                                                      10168                             10063
Nov-00                                                                      10364                             10235
Dec-00                                                                      10573                             10437

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------

                              BAIRD CORE BOND FUND

TOTAL RETURNS

----------------------------------------------------------------------------------
        September 29, 2000(1) through December 31, 2000        Since Inception
----------------------------------------------------------------------------------
    Baird Core Bond Fund -- Institutional Class Shares              5.89%
    Baird Core Bond Fund -- Investor Class Shares                   5.73%
    Lehman Brothers Government/Credit Bond Index*                   4.37%
----------------------------------------------------------------------------------

       (1) Commencement of operations.

       * The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more. A direct investment in an index is not possible.

       THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS FOR THE PERIOD SEPTEMBER 29, 2000 THROUGH DECEMBER 31, 2000. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES.

       GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

       PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS    DECEMBER 31, 2000

Principal                                Market
  Amount                                  Value
--------------------------------------------------
HOME EQUITY LOAN RECEIVABLES 9.4%
            Advanta Mortgage Loan
              Trust,
            Series 1999-2, Class A6,
  $250,000    6.82%, 05-25-2029        $   253,250
            Amresco Residential
              Securities Mortgage
              Loan:
            Series 1997-3, Class A9,
   146,222    6.96%, 03-25-2027            147,902
            Series 1998-2, Class A6,
   280,000    6.405%, 12-25-2027           278,196
            Contimortgage Home Equity
              Loan Trust,
            Series 1997-5, Class A6,
   200,000    6.87%, 03-15-2024            202,348
            Equivantage Home Equity
              Loan Trust,
            Series 1996-3, Class A3,
   200,000    7.70%, 09-25-2027            203,904
            IMC Home Equity Loan
              Trust:
            Series 1997-5, Class A10,
   197,631    6.88%, 11-20-2028            199,591
            Series 1997-7, Class A8,
   792,877    6.65%, 02-20-2029            797,475
            The Money Store Home
              Equity Trust,
            Series 1997-D, Class AF7,
   700,000    6.485%, 12-15-2038           700,098
            Saxon Asset Securities
              Trust,
            Series 1998-4, Class AF6,
 1,000,000    6.40%, 01-25-2030            986,707
                                       -----------
                                         3,769,471
                                       -----------

Principal                                Market
  Amount                                  Value
--------------------------------------------------

CORPORATE BONDS 48.2%
            AXA Financial, Inc.
              Senior Notes,
  $129,000  9.00%, 12-15-2004          $   139,983
            Aetna, Inc.,
 1,025,000  7.125%, 08-15-2006           1,047,350
            Alabama Power Company 1st
              Mortgage,
   900,000  9.00%, 12-01-2024              951,367
            Allfirst Financial, Inc.
              Subordinated Notes,
 1,000,000  7.20%, 07-01-2007              998,643
            American General
              Corporation Senior
              Notes,
   100,000  7.125%, 02-15-2004             101,814
            Amsouth Bancorp
              Subordinated
              Debentures,
   200,000  6.75%, 11-01-2025              197,259
            Aristar, Inc. Senior
              Notes,
   200,000  7.25%, 06-15-2006              204,299
            Atlas Air, Inc. Pass Thru
              Certificates,
   750,000  8.707%, 01-02-2020             814,057
            Bank Of America
              Corporation
              Subordinated Notes,
   300,000  10.20%, 07-15-2015             360,367
            Bank of Oklahoma
              Subordinated Notes,
   879,000  7.125%, 08-15-2007             849,755
            Barclays North America
              Capital Corporation,
   400,000  9.75%, 05-15-2021              420,272
            Bear Stearns Company,
              Inc.,
   200,000  7.80%, 08-15-2007              206,334
            Burlington Northern Santa
              Fe Pass Thru
              Certificates,
   103,600  7.42%, 03-23-2010              108,006

                     See notes to the financial statements

BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS    DECEMBER 31, 2000

Principal                                Market
  Amount                                  Value
--------------------------------------------------
CORPORATE BONDS 48.2% (CONT.)
            Comcast Corporation
              Senior Notes,
  $700,000  8.875%, 04-01-2007         $   737,731
            Continental Airlines,
              Inc. Pass Thru
              Certificates:
   200,000  7.25%, 11-01-2005              199,406
   221,903  7.42%, 04-01-2007              222,043
   171,437  6.80%, 07-02-2007              168,107
            Continental Cablevision,
   200,000  9.50%, 08-01-2013              218,791
            DaimlerChrysler NA
              Holding,
   200,000  8.00%, 06-15-2010              201,761
            Delta Air Lines Pass Thru
              Certificates,
   500,000  7.779%, 11-18-2005             519,600
            Duty Free International,
   825,000  7.00%, 01-15-2004              814,418
            Dynegy, Inc. Senior
              Notes,
   150,000  7.45%, 07-15-2006              153,548
            Earthgrains Company,
   200,000  8.50%, 08-01-2005              201,047
            First National Bank Omaha
              Subordinated Notes,
   100,000  7.32%, 12-01-2010               98,436
            First Union Capital,
   250,000  7.935%, 01-15-2027             217,758
            Ford Motor Credit
              Company,
   200,000  7.6%, 08-01-2005               205,359
            Georgia-Pacific:
   200,000  9.875%, 11-01-2021             189,766
   100,000  9.50%, 05-15-2022               84,918
            Goldman Sachs Group,
              Inc.,
   200,000  7.625%, 08-17-2005             208,175
            Heller Financial, Inc.:
   450,000  6.00%, 03-19-2004              438,180
   250,000  8.00%, 06-15-2005              259,693

Principal                                Market
  Amount                                  Value
--------------------------------------------------
CORPORATE BONDS 48.2% (CONT.)
            Keycorp Subordinated
              Notes,
  $700,000  6.75%, 03-15-2006          $   699,168
            Lehman Brothers, Inc.
              Senior Subordinated
              Debentures,
   600,000  11.625%, 05-15-2005            705,032
            Lehman Brothers Holdings,
   250,000  7.50%, 09-01-2006              253,882
            Lucent Technologies,
   250,000  7.25%, 07-15-2006              232,085
            May Department Stores
              Company,
    25,000  9.875%, 06-15-2021              26,457
            New York Telephone
              Company,
   400,000  9.375%, 07-15-2031             428,309
            News America Holdings,
    75,000  10.125%, 10-15-2012             80,298
            Nisource Finance
              Corporation,
            7.625%, 11-15-2005
              (Acquired 11-09-00;
   300,000    Cost $299,178)*              311,818
            Oneok, Inc.,
   200,000  7.75%, 08-15-2006              208,643
            PSI Energy, Inc.,
   570,000  7.85%, 10-15-2007              578,463
            Pactiv Corporation,
   250,000  7.95%, 12-15-2025              196,055
            Paine Webber Group, Inc.,
   390,000  6.75%, 02-01-2006              395,952
            Southwest Airlines
              Company Pass Thru
              Certificates,
   349,149  7.67%, 01-02-2014              366,369
            Standard Federal Bancorp
              Subordinated Notes,
   700,000  7.75%, 07-17-2006              745,582

                     See notes to the financial statements

BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS    DECEMBER 31, 2000

Principal                                Market
  Amount                                  Value
--------------------------------------------------
CORPORATE BONDS 48.2% (CONT.)
            Sunoco, Inc.,
  $325,000  9.375%, 06-01-2016         $   362,310
            Target Corporation,
   200,000  9.25%, 03-01-2006              201,117
            United Air Lines Pass
              Thru Certificates,
   350,000  7.762%, 10-01-2005             355,653
            Utilicorp United, Inc.
              Senior Notes,
   100,000  7.00%, 07-15-2004               99,040
            Washington Mutual Cap I,
   450,000  8.375%, 06-01-2027             419,489
            Washington Mutual
              Financial Senior Notes,
   250,000  8.25%, 06-15-2005              263,625
            Westdeutsche Landesbk NY
              Subordinated Notes,
   150,000  6.05%, 01-15-2009              143,083
            Worldcom, Inc. Senior
              Notes:
   300,000  8.875%, 01-15-2006             305,563
            7.375%, 01-15-2006
              (Acquired 12-14-2000;
   400,000    Cost $398,960)*              398,104
                                       -----------
                                        19,314,340
                                       -----------
MORTGAGE-BACKED SECURITIES 0.9%
            Green Tree Home Financial
              Corporation,
            Series 1997-1, Class A5,
   200,000    6.86%, 03-15-2028            203,040
            Residential Asset
              Securitization Trust,
            Series 1997-A7, Class A7,
   150,000    7.25%, 09-25-2027            150,703
                                       -----------
                                           353,743
                                       -----------

Principal                                Market
  Amount                                  Value
--------------------------------------------------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) 4.0%
            AT&T Canada, Inc. Senior
              Discount Notes,
  $200,000  9.95%, 06-15-2008          $   162,054
            British Telecom PLC,
   400,000  8.625%, 12-15-2030             400,514
            British Telecom PLC
              Senior Notes,
   205,000  11.875%, 12-01-2008            234,213
            CIT Group, Inc.,
   250,000  6.875%, 02-16-2005             248,692
            Deutsche Telekom
              International Finance,
   100,000  8.25%, 06-15-2030               98,789
            Korea Electric Power,
   400,000  6.75%, 08-01-2027              388,440
            Wharf International
              Finance LTD,
   100,000  7.625%, 03-13-2007              98,750
                                       -----------
                                         1,631,452
                                       -----------

U.S. GOVERNMENT AGENCY 1.6%
            Federal National Mortgage
              Association (FNMA):
   599,000  7.125%, 03-15-2007             639,067
                                       -----------
                                           639,067
                                       -----------

U.S. GOVERNMENT AGENCY-BACKED MORTGAGE ISSUES 6.7%
            Federal Home Loan
              Mortgage Corporation
              (FHLMC):
            Series 1053, Class G,
   310,494    7.00%, 03-15-2021            312,915
            Series 1122, Class G,
   444,379    7.00%, 08-15-2021            446,005
            Federal National Mortgage
              Association (FNMA):
            Series 1989-94, Class G,
   177,400    7.50%, 12-25-2019            180,296

                     See notes to the financial statements

BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS    DECEMBER 31, 2000

Principal                                Market
  Amount                                  Value
--------------------------------------------------
U.S. GOVERNMENT AGENCY-BACKED MORTGAGE ISSUES 6.7%
  (CONT.)
            Series 1990-108, Class G,
  $971,542    7.00%, 09-25-2020        $   975,283
            Series 1990-15, Class J,
   226,375    7.00%, 02-25-2020            225,021
            Series 1990-76, Class G,
   365,460    7.00%, 7-25-2020             367,759
            Series 1991-21, Class J,
   178,071    7.00%, 03-25-2021            178,875
                                       -----------
                                         2,686,154
                                       -----------
U.S. TREASURY OBLIGATIONS 27.1%
            U.S. Treasury Bonds:
 7,425,000  9.875%, 11-15-2015          10,694,866
   125,000  9.25%, 02-15-2016              172,452
                                       -----------
                                        10,867,318
                                       -----------
            Total Long-Term
              Securities (Cost
              $38,169,869)              39,261,545
                                       -----------

Principal                                Market
  Amount                                  Value
--------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.2%
VARIABLE RATE DEMAND NOTES(#) -- 1.2%
            American Family Financial
   $94,096    Services, Inc., 6.2%     $    94,096
            Sara Lee Corporation,
   314,947    6.2%                         314,947
            Wisconsin Corporation
              Central Credit Union,
    63,637    6.3%                          63,637
                                       -----------
                                           472,680
                                       -----------
            Total Short-Term
              Investments
              (Cost $472,680)              472,680
                                       -----------
            Total Investments
              (Cost $38,642,549)
              99.1%                     39,734,225
                                       -----------
            Other Assets, less
              Liabilities 0.9%             362,051
                                       -----------
            TOTAL NET ASSETS 100.0%    $40,096,276
                                       ===========

*   Unregistered Security
(#) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2000.

                     See notes to the financial statements

                      (This page intentionally left blank)

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------
DECEMBER 31, 2000

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value weighted performance benchmark for government, corporate and mortgage-backed fixed-rate debt issues with maturities between one and thirty years or more.

The Baird Aggregate Bond Fund got off to a strong start during its first three months of operation. A sharp drop in interest rates in the last quarter of 2000 (10-year Treasury yield fell 0.69%) gave the Fund strong positive returns while careful security selection in the initial construction of the portfolio helped the Fund to outperform its benchmark by over 1.50% (see total return summary below). A December 31, 2000 summary of the Fund's portfolio characteristics including quality distribution and sector allocation appears below.

PORTFOLIO CHARACTERISTICS

[QUALITY PIE CHART]           QUALITY DISTRIBUTION

                                                                         QUALITY DISTRIBUTION
                                                                         --------------------
U.S. Treasury                                                                    16.8
U.S. Gov't Agency                                                                16.5
Aaa                                                                                16
Aa                                                                                2.7
A                                                                                28.1
Baa                                                                              19.9

[SECTOR PIE CHART]             SECTOR WEIGHTINGS

                                                                           SECTOR WEIGHTINGS
                                                                           -----------------
U.S. Treasury                                                                    16.8
U.S. Gov't Agency                                                                 0.8
Mortgages/CMOs                                                                   20.7
Asset-Backed                                                                      9.4
Corporate Bonds                                                                  40.1
Int'l                                                                             9.4
Cash/Other                                                                        2.8

NET ASSETS:                      $35,988,413

SEC 30-DAY YIELD:**
INSTITUTIONAL CLASS:                   6.78%
INVESTOR CLASS:                        6.51%
AVERAGE DURATION:                 4.58 years
AVERAGE MATURITY:                 8.28 years

PORTFOLIO EXPENSE RATIO:
INSTITUTIONAL CLASS:                   0.30%
INVESTOR CLASS:                        0.55%*
*Includes 0.25% 12b-1 fee
PORTFOLIO TURNOVER RATIO:              14.7%
TOTAL NUMBER OF HOLDINGS:                103

** SEC yields are based on SEC guidelines and are calculated on 30 days ended
   December 31, 2000.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
                BAIRD AGGREGATE BOND FUND -- INSTITUTIONAL CLASS
[LINE CHART]             VALUE OF A $10,000 INVESTMENT

                                                                BAIRD AGGREGATE BOND FUND -       LEHMAN BROTHERS AGGREGATE BOND
                                                                 INSTITUTIONAL CLASS SHARES                   INDEX
                                                                ---------------------------       ------------------------------
Sep-00                                                                      10000                              10000
Oct-00                                                                      10182                              10066
Nov-00                                                                      10387                              10231
Dec-00                                                                      10578                              10421

                  BAIRD AGGREGATE BOND FUND -- INVESTOR CLASS
[LINE CHART]             VALUE OF A $10,000 INVESTMENT

                                                                BAIRD AGGREGATE BOND FUND -       LEHMAN BROTHERS AGGREGATE BOND
                                                                   INVESTOR CLASS SHARES                      INDEX
                                                                ---------------------------       ------------------------------
Sep-00                                                                    10000                              10000
Oct-00                                                                    10181                              10066
Nov-00                                                                    10383                              10231
Dec-00                                                                    10577                              10421

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------

                           BAIRD AGGREGATE BOND FUND

TOTAL RETURNS

----------------------------------------------------------------------------------
        September 29, 2000(1) through December 31, 2000        Since Inception
----------------------------------------------------------------------------------
    Baird Aggregate Bond Fund -- Institutional Class Shares         5.78%
    Baird Aggregate Bond Fund -- Investor Class Shares              5.77%
    Lehman Brothers Aggregate Bond Index*                           4.21%
----------------------------------------------------------------------------------

       (1) Commencement of operations.

       * The Lehman Brothers Aggregate Bond Index is an unmanaged market-capitalization weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. A direct investment in an index is not possible.

       THE FUND'S INVESTMENT RESULTS REPRESENT TOTAL RETURNS FOR THE PERIOD SEPTEMBER 29, 2000 THROUGH DECEMBER 31, 2000. THE RETURNS REFLECT REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS DISTRIBUTIONS IN ADDITIONAL SHARES.

       GROWTH OF A HYPOTHETICAL INVESTMENT OF $10,000 MADE ON THE FUND'S INCEPTION DATE (9/29/00) ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS.

       PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS    DECEMBER 31, 2000

Principal                                Market
  Amount                                  Value
--------------------------------------------------
CREDIT CARD RECEIVABLES 0.2%
            Citibank Credit Card
              Master Trust I,
              Principal Only,
            Series 1996-1, Class A,
   $75,000    0.00%, 02-07-2001        $    74,490
                                       -----------
                                            74,490
                                       -----------

HOME EQUITY LOAN RECEIVABLES 9.2%
            Advanta Mortgage Loan Trust:
            Series 1994-1, Class A1,
   226,412    6.30%, 07-25-2025            225,493
            Series 1992-2, Class A6,
   300,000    6.82%, 05-25-2029            303,900
            Contimortgage Home Equity
              Loan Trust:
            Series 1998-2, Class A5,
   290,000    6.28%, 09-15-2016            290,172
            Series 1997-2, Class A9,
   144,028    7.09%, 04-15-2028            146,000
            Series 1997-3, Class A9,
   145,554    7.12%, 08-15-2028            146,647
            Delta Funding Home Equity
              Loan Trust,
            Series 1997-3, Class A6F,
    96,787    6.86%, 10-25-2028             97,576
            EQCC Home Equity Loan
              Trust,
            Series 1996-4, Class A9,
   175,736    6.89%, 01-15-2028            178,639
            Equivantage Home Equity
              Loan Trust,
            Series 1996-3, Class A3,
   125,000    7.70%, 09-25-2027            127,440
            Green Tree Home Equity
              Loan Trust:
            Series 1999-A, Class A5,
   100,000    6.13%, 02-15-2019             99,628

Principal                                Market
  Amount                                  Value
--------------------------------------------------
HOME EQUITY LOAN RECEIVABLES 9.2% (CONT.)
            Series 1995-4, Class A5,
  $200,000    6.95%, 06-15-2025        $   203,200
            Series 1997-1, Class A5,
    25,000    6.86%, 03-15-2028             25,380
            IMC Home Equity Loan
              Trust:
            Series 1997-5, Class A10,
   148,223    6.88%, 11-20-2028            149,693
            Series 1998-1, Class A6,
   700,000    6.52%, 06-20-2029            699,699
            The Money Store Home
              Equity Trust,
            Series 1997-D, Class AF7,
   600,000    6.485%, 12-15-2038           600,084
                                       -----------
                                         3,293,551
                                       -----------

CORPORATE BONDS 40.1%
            Aetna, Inc.,
   500,000  7.125%, 08-15-2006             510,902
            Allfirst Financial, Inc.
              Subordinated Notes,
   175,000  7.20%, 07-01-2007              174,763
            Amsouth Bancorporation
              Subordinated
              Debentures,
   200,000  6.75%, 11-01-2025              197,259
            Bank Of America
              Corporation
              Subordinated Notes,
   150,000  10.20%, 07-15-2015             180,183
            Bank of Oklahoma
              Subordinated
              Debentures,
   400,000  7.125%, 08-15-2007             386,691
            Barclays North American
              Capital Corporation
              Debentures,
   350,000  9.75%, 05-15-2021              367,738
            Bear Stearns Company,
              Inc.,
   100,000  7.80%, 08-15-2007              103,167

                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS    DECEMBER 31, 2000

Principal                                Market
  Amount                                  Value
--------------------------------------------------
CORPORATE BONDS 40.1% (CONT.)
            CIT Group, Inc. Senior
              Notes,
  $200,000  7.125%, 10-15-2004         $   200,142
            Comcast Corporation
              Senior Notes,
   375,000  8.875%, 04-01-2007             395,213
            Commonwealth Edison
              Mortgage,
   200,000  9.875%, 06-15-2020             224,434
            Conectiv, Inc. Notes,
   115,000  6.73%, 06-01-2006              115,622
            Continental Airlines,
              Inc. Pass Thru
              Certificates:
   150,000  7.25%, 11-01-2005              149,555
   257,155  6.80%, 07-02-2007              252,161
   134,575  6.541%, 09-15-2008             131,072
            Continental Cablevision:
   100,000  8.875%, 09-15-2005             109,140
   225,000  9.50%, 08-01-2013              246,140
            DaimlerChrysler NA
              Holding,
   175,000  8.00%, 06-15-2010              176,541
            Delta Air Lines Pass Thru
              Certificates,
   250,000  7.779%, 11-18-2005             259,800
            Duty Free International,
   200,000  7.00%, 01-15-2004              197,435
            Dynegy, Inc. Senior
              Notes,
   325,000  7.45%, 07-15-2006              332,687
            Earthgrains Company:
   400,000  8.375%, 08-01-2003             403,111
   175,000  8.50%, 08-01-2005              175,916
            First National Bank Omaha
              Subordinated Notes,
   175,000  7.32%, 12-01-2010              172,264
            Ford Motor Credit
              Company,
   500,000  6.50%, 02-15-2006              489,340

Principal                                Market
  Amount                                  Value
--------------------------------------------------
CORPORATE BONDS 40.1% (CONT.)
            Hartford Financial
              Services Group,
  $175,000  7.75%, 06-15-2005          $   184,586
            Heller Financial, Inc.,
   275,000  8.00%, 06-15-2005              285,662
            Hertz Corporation Senior
              Notes,
   150,000  8.25%, 06-01-2005              157,601
            Household Finance
              Corporation,
   150,000  6.875%, 03-01-2007             148,764
            ITT Corporation,
   400,000  9.75%, 02-15-2021              418,750
            Keycorp Subordinated
              Notes,
   600,000  6.75%, 03-15-2006              599,287
            Lehman Brothers, Inc.
              Senior Subordinated
              Debentures,
   150,000  11.625%, 05-15-2005            176,258
            Lehman Brothers Holdings,
   175,000  7.50%, 09-01-2006              177,717
            Lucent Technologies,
   250,000  7.25%, 07-15-2006              232,085
            May Department Stores
              Company,
   150,000  9.875%, 06-15-2021             158,742
            News America Holdings,
   275,000  10.125%, 10-15-2012            294,426
            New York Telephone
              Company,
   250,000  9.375%, 07-15-2031             267,693
            Nisource Finance
              Corporation,
            7.625%, 11-15-2005
              (Acquired 11-09-00;
   300,000    Cost $299,178)*              311,818

                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS    DECEMBER 31, 2000

Principal                                Market
  Amount                                  Value
--------------------------------------------------
CORPORATE BONDS 40.1% (CONT.)
            Norfolk Southern
              Corporation Senior
              Notes,
  $175,000  8.375%, 05-15-2005         $   187,394
            Northrop-Grumman
              Corporation,
   275,000  9.375%, 10-15-2024             287,225
            Northwest Airlines, Inc.
              Pass Thru Certificates,
    37,662  8.13%, 02-01-2014               37,793
            PSI Energy, Inc.,
   600,000  7.85%, 10-15-2007              608,909
            Pactiv Corporation,
   300,000  7.95%, 12-15-2025              235,265
            Paine Webber Group, Inc.:
   100,000  6.50%, 11-01-2005              100,593
   150,000  6.75%, 02-01-2006              152,289
            Phillips Petroleum Co.,
   175,000  8.50%, 05-25-2005              189,289
            Potomac Electric Power
              Company 1st Mortgage,
   129,000  9.00%, 06-01-2021              135,010
            Standard Federal Bancorp
              Subordinated Notes,
 1,245,000  7.75%, 07-17-2006            1,326,071
            TRW, Inc.,
   100,000  8.75%, 05-15-2006               99,906
            Target Corporation,
   325,000  9.25%, 03-01-2006              326,814
            US Airways Pass-Thru
              Certificates,
            Series 98-1, 6.85%,
   401,182    01-30-2018                   377,512
            US Bank NA Minnesota
              Subordinated Notes,
   100,000  8.35%, 11-01-2004              106,161
            Utilicorp United, Inc.
              Senior Notes,
   200,000  7.00%, 07-15-2004              198,081

Principal                                Market
  Amount                                  Value
--------------------------------------------------
CORPORATE BONDS 40.1% (CONT.)
            Washington Mutual Capital
              I Company Guarantee,
  $150,000  8.375%, 06-01-2027         $   139,830
            Washington Mutual
              Financial Senior Notes,
   300,000  8.25%, 06-15-2005              316,350
            Westdeutsche Landesbank
              New York Subordinated
              Notes,
   100,000  6.05%, 01-15-2009               95,389
            Worldcom, Inc. Senior
              Notes,
   150,000  8.875%, 01-15-2006             152,781
                                       -----------
                                        14,437,327
                                       -----------

MORTGAGE-BACKED SECURITIES 5.0%
            GE Capital Mortgage
              Services, Inc.,
            Series 1997-HE3, Class
   170,832    A6, 6.72%, 10-25-2027        171,823
            Residential Accredit
              Loans, Inc.,
            Series 1997-QSB, Class
   950,000    A10, 7.50%, 08-25-2027       957,912
            Residential Asset
              Securities Corporation,
            Series 1998-KS2, Class
   110,000    AI9, 6.415%, 07-25-2029      109,309
            Residential Asset
              Securitization Trust:
            Series 1997-A7, Class A7,
   150,000    7.25%, 09-25-2027            150,704
            Series 1998-A8, Class A8,
   400,000    6.75%, 08-25-2028            393,768
                                       -----------
                                         1,783,516
                                       -----------

                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS    DECEMBER 31, 2000

Principal                                Market
  Amount                                  Value
--------------------------------------------------
INTERNATIONAL/YANKEE (U.S. $ DENOMINATED) 9.4%
            AT&T Canada, Inc. Senior
              Discount Notes,
  $150,000  9.95%, 06-15-2008          $   121,541
            British Telecom PLC,
   350,000  8.625%, 12-15-2030             350,450
            British Telecom PLC
              Senior Notes,
            Series B, 11.875%,
   800,000    12-01-2008                   914,000
            CIT Group Inc,
            Series B, 6.875%,
   675,000    02-16-2005                   671,469
            Corp Andina De Fomento,
   150,000  8.875%, 06-01-2005             159,987
            Deutsche Telekom
              International Finance,
   250,000  8.25%, 06-15-2030              246,971
            Korea Electric Power:
    10,000  7.75%, 04-01-2013                9,682
   300,000  6.75%, 08-01-2027              291,330
            National Bank Hungary,
   110,000  8.875%, 11-01-2013             121,239
            Pohang Iron & Steel
              Company,
   500,000  7.375%, 05-15-2005             495,150
                                       -----------
                                         3,381,819
                                       -----------

U.S. GOVERNMENT AGENCY 0.8%
            Federal National Mortgage
              Association (FNMA):
   300,000  5.75%, 02-15-2008              297,625
                                       -----------
                                           297,625
                                       -----------

Principal                                Market
  Amount                                  Value
--------------------------------------------------
U.S. GOVERNMENT AGENCY-BACKED MORTGAGE
  ISSUES 15.7%
            Federal Home Loan
              Mortgage Corporation
              (FHLMC):
            Series 1074, Class I,
  $565,321    6.75%, 05-15-2021        $   566,067
            Series 1081, Class K,
   455,241    7.00%, 05-15-2021            460,638
            Series 1101, Class M,
   419,805    6.95%, 07-15-2021            423,714
            Series 188, Class H,
   544,328    7.00%, 09-15-2021            547,087
            Series 1136, Class H,
   282,347    6.00%, 09-15-2021            281,223
            Series 1286, Class A,
   405,193    6.00%, 05-15-2022            402,487
            Federal National Mortgage
              Association (FNMA):
            Series 1996-W4, Class A4,
   200,000    6.743%, 12-25-2011           200,466
            Series 1989-37, Class G,
   101,472    8.00%, 07-25-2019            103,471
            Series 1989-94, Class G,
   354,800    7.50%, 12-25-2019            360,591
            Series 1990-58, Class J,
    61,433    7.00%, 05-25-2020             61,823
            Series 1990-105, Class J,
   423,464    6.50%, 09-25-2020            415,938
            Series 1990-108, Class G,
   446,892    7.00%, 09-25-2020            448,612

                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS    DECEMBER 31, 2000

Principal                                Market
  Amount                                  Value
--------------------------------------------------
U.S. GOVERNMENT AGENCY-BACKED MORTGAGE
ISSUES 15.7% (CONT.)
            Series 1991-43, Class J,
  $560,946    7.00%, 05-25-2021        $   564,419
            Series 1991-1, Class G,
   452,707    7.00%, 01-25-2021            455,584
            Series G92-30, Class Z,
   365,720    7.00%, 06-25-2022            363,682
                                       -----------
                                         5,655,802
                                       -----------

U.S. TREASURY OBLIGATIONS 16.8%
            U.S. Treasury Bonds,
 4,200,000  9.875%, 11-15-2015           6,049,621
                                       -----------
                                         6,049,621
                                       -----------
            Total Long-Term
              Investments (Cost
              $34,107,791)              34,973,751
                                       -----------
Principal                                Market
  Amount                                  Value
--------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.4%
INVESTMENT COMPANY -- 1.1%
            Short-Term Investments
              Co. Liquid Assets
  $400,000    Portfolio                $   400,000
                                       -----------

VARIABLE RATE DEMAND NOTES(#) -- 1.3%
            Sara Lee Corporation,
   249,258    6.2%                         249,258
            Wisconsin Corporation
              Central Credit Union,
   195,423    6.3%                         195,423
            Wisconsin Electric Power
    22,171    Company, 6.2%                 22,171
                                       -----------
                                           466,852
                                       -----------
            Total Short-Term
              Investments (Cost
              $866,852)                    866,852
                                       -----------
            Total Investments (Cost
              $34,974,643) 99.6%        35,840,603
                                       -----------
            Other Assets, less
              Liabilities 0.4%             147,810
                                       -----------
            TOTAL NET ASSETS 100.0%    $35,988,413
                                       ===========

* Unregistered security
(#) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2000.

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES    DECEMBER 31, 2000

                                            Baird Intermediate    Baird Core     Baird Aggregate
                                                Bond Fund          Bond Fund        Bond Fund
                                            ----------------------------------------------------
ASSETS:
  Investments, at value                        $10,453,870        $39,734,225      $35,840,603
     (cost $10,225,431, $38,642,549,
       $34,974,643 respectively)
  Cash                                                  --              2,357            1,768
  Interest receivable                              152,560            620,526          501,683
  Receivable for Fund shares sold                       --             20,967               --
                                               -----------        -----------      -----------
  Total assets                                  10,606,430         40,378,075       36,344,054
                                               -----------        -----------      -----------

LIABILITIES:
  Payable for Fund shares redeemed                 277,165             41,537            3,963
  Payable for securities purchased                 202,184            230,170          342,665
  Payable to advisor and distributor                 2,528             10,092            9,013
  Other liabilities                                  4,229                 --               --
                                               -----------        -----------      -----------
  Total liabilities                                486,106            281,799          355,641
                                               -----------        -----------      -----------
NET ASSETS                                     $10,120,324        $40,096,276      $35,988,413
                                               ===========        ===========      ===========

NET ASSETS CONSIST OF:
  Capital stock                                $ 9,875,675        $38,931,467      $34,998,925
  Accumulated undistributed net investment
     income                                         19,080             23,748           10,740
  Accumulated net realized gain (loss) on
     investments sold                               (2,870)            49,385          112,788
  Net unrealized appreciation on
     investments                                   228,439          1,091,676          865,960
                                               -----------        -----------      -----------
NET ASSETS                                     $10,120,324        $40,096,276      $35,988,413
                                               ===========        ===========      ===========

INSTITUTIONAL CLASS SHARES
  Net Assets                                   $ 9,769,062        $40,083,054      $35,975,190
  Shares outstanding ($0.01 par value
     unlimited shares authorized)                  925,873          3,836,703        3,453,196
  Net asset value, offering and redemption
     price per share                           $     10.55        $     10.45      $     10.42
                                               ===========        ===========      ===========

INVESTOR CLASS SHARES
  Net Assets                                   $   351,262        $    13,222      $    13,223
  Shares outstanding ($0.01 par value
     unlimited shares authorized)                   33,259              1,265            1,268
  Net asset value, offering and redemption
     price per share                           $     10.56        $     10.45      $     10.43
                                               ===========        ===========      ===========

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS    SEPTEMBER 29, 2000(1) TO DECEMBER 31, 2000

                                             Baird Intermediate    Baird Core    Baird Aggregate
                                                 Bond Fund         Bond Fund        Bond Fund
                                             ---------------------------------------------------
INVESTMENT INCOME:
  Interest income                                 $111,688         $ 541,213       $  553,129
                                                  --------         ----------      ----------
  Total investment income                          111,688           541,213          553,129
                                                  --------         ----------      ----------

EXPENSES:
  Investment advisory fee                            3,971            19,376           19,341
  Administration fee                                   794             3,875            3,868
  Distribution expense -- Investor Class
     Shares                                            102                10               14
                                                  --------         ----------      ----------
  Total expenses                                     4,867            23,261           23,223
                                                  --------         ----------      ----------
NET INVESTMENT INCOME                              106,821           517,952          529,906
                                                  --------         ----------      ----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Realized gain (loss) on investments                 (550)           53,748          116,278
  Change in unrealized appreciation
     (depreciation) on investments                 228,439         1,091,676          865,960
                                                  --------         ----------      ----------
  Net realized and unrealized gain on
     investments                                   227,889         1,145,424          982,238
                                                  --------         ----------      ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                      $334,710         $1,663,376      $1,512,144
                                                  ========         ==========      ==========

(1) Commencement of operations.

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                               Baird Intermediate Bond Fund
                                                               ----------------------------
                                                                  September 29, 2000(1)
                                                                         through
                                                                    December 31, 2000
                                                               ----------------------------
OPERATIONS:
  Net investment income                                                $   106,821
  Net realized gain on investments                                            (550)
  Change in unrealized appreciation (depreciation) on
     investments                                                           228,439
                                                                       -----------
  Net increase in net assets resulting from operations                     334,710
                                                                       -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                             10,056,925
  Shares issued to holders in reinvestment of dividends                     83,629
  Cost of shares redeemed                                                 (289,879)
                                                                       -----------
  Net increase in net assets resulting from capital share
     transactions                                                        9,850,675
                                                                       -----------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES SHAREHOLDERS:
  From net investment income                                               (85,188)
  From realized gains                                                       (2,241)
                                                                       -----------
                                                                           (87,429)
                                                                       -----------

DISTRIBUTIONS TO INVESTOR CLASS SHARES SHAREHOLDERS:
  From net investment income                                                (2,553)
  From realized gains                                                          (79)
                                                                       -----------
                                                                            (2,632)
                                                                       -----------
TOTAL INCREASE IN NET ASSETS                                            10,095,324

NET ASSETS:
  Beginning of period                                                       25,000
                                                                       -----------
  End of period (including undistributed net investment
     income of $19,080)                                                $10,120,324
                                                                       ===========

(1) Commencement of operations.

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                Baird Core Bond Fund
                                                                ---------------------
                                                                September 29, 2000(1)
                                                                       through
                                                                  December 31, 2000
                                                                ---------------------
OPERATIONS:
  Net investment income                                              $   517,952
  Net realized gain on investments                                        53,748
  Change in unrealized appreciation (depreciation) on
     investments                                                       1,091,676
                                                                     -----------
  Net increase in net assets resulting from operations                 1,663,376
                                                                     -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                           38,789,091
  Shares issued to holders in reinvestment of dividends                  338,527
  Cost of shares redeemed                                               (221,151)
                                                                     -----------
  Net increase in net assets resulting from capital share
     transactions                                                     38,906,467
                                                                     -----------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES SHAREHOLDERS:
  From net investment income                                            (494,052)
  From realized gains                                                     (4,362)
                                                                     -----------
                                                                        (498,414)
                                                                     -----------

DISTRIBUTIONS TO INVESTOR CLASS SHARES SHAREHOLDERS:
  From net investment income                                                (152)
  From realized gains                                                         (1)
                                                                     -----------
                                                                            (153)
                                                                     -----------
TOTAL INCREASE IN NET ASSETS                                          40,071,276

NET ASSETS:
  Beginning of period                                                     25,000
                                                                     -----------
  End of period (including undistributed net investment
     income of $23,748)                                              $40,096,276
                                                                     ===========

(1) Commencement of operations.

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                Baird Aggregate Bond Fund
                                                                -------------------------
                                                                  September 29, 2000(1)
                                                                         through
                                                                    December 31, 2000
                                                                -------------------------
OPERATIONS:
  Net investment income                                                $   529,906
  Net realized gain on investments                                         116,278
  Change in unrealized appreciation (depreciation) on
     investments                                                           865,960
                                                                       -----------
  Net increase in net assets resulting from operations                   1,512,144
                                                                       -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                             34,878,894
  Shares issued to holders in reinvestment of dividends                    520,301
  Cost of shares redeemed                                                 (425,270)
                                                                       -----------
  Net increase in net assets resulting from capital share
     transactions                                                       34,973,925
                                                                       -----------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHARES SHAREHOLDERS:
  From net investment income                                              (518,985)
  From realized gains                                                       (3,488)
                                                                       -----------
                                                                          (522,473)
                                                                       -----------

DISTRIBUTIONS TO INVESTOR CLASS SHARES SHAREHOLDERS:
  From net investment income                                                  (181)
  From realized gains                                                           (2)
                                                                       -----------
                                                                              (183)
                                                                       -----------
TOTAL INCREASE IN NET ASSETS                                            35,963,413

NET ASSETS:
  Beginning of period                                                       25,000
                                                                       -----------
  End of period (including undistributed net investment
     income of $10,740)                                                $35,988,413
                                                                       ===========

(1) Commencement of operations.

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                         Baird Intermediate Bond Fund
                                              ---------------------------------------------------
                                              Institutional Class Shares    Investor Class Shares
                                                September 29, 2000(1)       September 29, 2000(1)
                                                       through                     through
                                                  December 31, 2000           December 31, 2000
                                              ---------------------------------------------------
Per Share Data:
  Net asset value, beginning of period               $     10.00                  $   10.00
                                                     -----------                  ---------

Income from investment operations:
  Net investment income                                     0.13                       0.13
  Net realized and unrealized gains on
     investments                                            0.53                       0.53
                                                     -----------                  ---------
  Total from investment operations                          0.66                       0.66
                                                     -----------                  ---------

Less distributions:
  Dividends from net investment income                     (0.11)                     (0.10)
  Distributions from net realized gains                    (0.00)(5)                  (0.00)(5)
                                                     -----------                  ---------
  Total distributions                                      (0.11)                     (0.10)
                                                     -----------                  ---------
Net asset value, end of period                       $     10.55                  $   10.56
                                                     ===========                  =========

Total return(2)                                            6.63%                      6.68%

Supplemental data and ratios:
  Net assets, end of period                          $ 9,769,062                  $ 351,262
  Ratio of expenses to average net
     assets(3)                                             0.30%                      0.55%
  Ratio of net investment income to
     average net assets(3)                                 6.73%                      6.48%
  Portfolio turnover rate(4)                              102.5%                     102.5%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5) Amount of distributions paid is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                             Baird Core Bond Fund
                                              ---------------------------------------------------
                                              Institutional Class Shares    Investor Class Shares
                                                September 29, 2000(1)       September 29, 2000(1)
                                                       through                     through
                                                  December 31, 2000           December 31, 2000
                                              ---------------------------------------------------
Per Share Data:
  Net asset value, beginning of period               $     10.00                  $   10.00
                                                     -----------                  ---------

Income from investment operations:
  Net investment income                                     0.14                       0.12
  Net realized and unrealized gains on
     investments                                            0.45                       0.45
                                                     -----------                  ---------
  Total from investment operations                          0.59                       0.57
                                                     -----------                  ---------

Less distributions:
  Dividends from net investment income                     (0.14)                     (0.12)
  Distributions from net realized gains                    (0.00)(5)                  (0.00)(5)
                                                     -----------                  ---------
  Total distributions                                      (0.14)                     (0.12)
                                                     -----------                  ---------
Net asset value, end of period                       $     10.45                  $   10.45
                                                     ===========                  =========

Total return(2)                                            5.89%                      5.73%
Supplemental data and ratios:
  Net assets, end of period                          $40,083,054                  $  13,222
  Ratio of expenses to average net
     assets(3)                                             0.30%                      0.55%
  Ratio of net investment income to
     average net assets(3)                                 6.68%                      6.43%
  Portfolio turnover rate(4)                               11.8%                      11.8%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5) Amount of distributions paid is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                           Baird Aggregate Bond Fund
                                              ---------------------------------------------------
                                              Institutional Class Shares    Investor Class Shares
                                                September 29, 2000(1)       September 29, 2000(1)
                                                       through                     through
                                                  December 31, 2000           December 31, 2000
                                              ---------------------------------------------------
Per Share Data:
  Net asset value, beginning of period               $     10.00                   $ 10.00
                                                     -----------                   -------

Income from investment operations:
  Net investment income                                     0.16                      0.15
  Net realized and unrealized gains on
     investments                                            0.42                      0.42
                                                     -----------                   -------
  Total from investment operations                          0.58                      0.57
                                                     -----------                   -------

Less distributions:
  Dividends from net investment income                     (0.16)                    (0.14)
  Distributions from net realized gains                    (0.00)(5)                 (0.00)(5)
                                                     -----------                   -------
  Total distributions                                      (0.16)                    (0.14)
                                                     -----------                   -------
Net asset value, end of period                       $     10.42                   $ 10.43
                                                     ===========                   =======

Total return(2)                                            5.78%                     5.77%

Supplemental data and ratios:
  Net assets, end of period                          $35,975,190                   $13,223
  Ratio of expenses to average net
     assets(3)                                             0.30%                     0.55%
  Ratio of net investment income to
     average net assets(3)                                 6.85%                     6.60%
  Portfolio turnover rate(4)                               14.7%                     14.7%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5) Amount of distributions paid is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO THE FINANCIAL STATEMENTS    DECEMBER 31, 2000
                          BAIRD INTERMEDIATE BOND FUND
                              BAIRD CORE BOND FUND
                           BAIRD AGGREGATE BOND FUND

1. ORGANIZATION

Baird Funds, Inc. ("Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered under the Investment Company Act of 1940 ("1940 Act"). The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Core Bond Fund, and Baird Aggregate Bond Fund (each a "Fund" and collectively the "Funds"), three of the seven portfolios comprising the Corporation. Two series, the Baird Short-Term Bond Fund and the Baird Intermediate Municipal Bond Fund, are not presently being offered to investors. The investment objectives of the Baird Intermediate Bond Fund, Baird Core Bond Fund, and Baird Aggregate Bond Fund are set forth below.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/ Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

The investment objective of the Baird Core Bond Fund is to provide an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged market-capitalization weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

A direct investment in an index is not possible.

The Funds have issued two classes of shares: Institutional Class Shares and Investor Class Shares. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO THE FINANCIAL STATEMENTS    DECEMBER 31, 2000
                          BAIRD INTERMEDIATE BOND FUND
                              BAIRD CORE BOND FUND
                           BAIRD AGGREGATE BOND FUND

1. ORGANIZATION (CONT.)

On December 31, 2000, one shareholder related to the Advisor held 100% of the Investor Class Shares of the Baird Aggregate Bond Fund and one shareholder related to the Advisor held 100% of the Investor Class Shares of the Baird Core Bond Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation -- Debt securities are valued at the latest bid price. Common stocks that are listed on a security exchange or quoted on the NASDAQ are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Unregistered Securities -- The Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without costs to the Funds. The Funds have no right to require registration of unregistered securities. The market value of such securities for the Baird Intermediate Bond Fund, Baird Core Bond Fund and Baird Aggregate Bond Fund was $181,577 (1.8% of net assets), $709,922 (1.8% of net assets) and $311,818 (0.9% of net assets), respectively, as of December 31, 2000.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO THE FINANCIAL STATEMENTS    DECEMBER 31, 2000
                          BAIRD INTERMEDIATE BOND FUND
                              BAIRD CORE BOND FUND
                           BAIRD AGGREGATE BOND FUND

2. SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c) Foreign Securities -- Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

d) Federal Income Taxes -- The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required.

e) Distributions to Shareholders -- Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Other -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized using the interest method. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Subscriptions in-kind are included in proceeds from shares sold.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO THE FINANCIAL STATEMENTS    DECEMBER 31, 2000
                          BAIRD INTERMEDIATE BOND FUND
                              BAIRD CORE BOND FUND
                           BAIRD AGGREGATE BOND FUND

3. CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD INTERMEDIATE BOND FUND

                                 Period Ended
                               December 31, 2000
                            -----------------------
INSTITUTIONAL CLASS SHARES       $         Shares
---------------------------------------------------
Shares sold                 $ 9,727,008     944,398
Shares issued through            80,997       7,726
  reinvestment of
  dividends
Shares redeemed                (289,879)    (27,501)
                            -----------   ---------
Net Increase                $ 9,518,126     924,623
                            ===========
Shares Outstanding:
  Beginning of period                         1,250
                                          ---------
  End of period                             925,873
                                          =========
                                 Period Ended
                              December 31, 2000
                            -----------------------
INVESTOR CLASS SHARES           $          Shares
---------------------------------------------------
Shares sold                 $   329,917      31,758
Shares issued through             2,632         251
  reinvestment of
  dividends
Shares redeemed                      --          --
                            -----------   ---------
Net Increase                $   332,549      32,009
                            ===========
Shares Outstanding:
  Beginning of period                         1,250
                                          ---------
  End of period                              33,259
                                          =========

BAIRD CORE BOND FUND

                                 Period Ended
                               December 31, 2000
                            -----------------------
INSTITUTIONAL CLASS SHARES       $         Shares
---------------------------------------------------
Shares sold                 $38,789,091   3,824,134
Shares issued through           338,374      32,688
  reinvestment of
  dividends
Shares redeemed                (221,151)    (21,369)
                            -----------   ---------
Net Increase                $38,906,314   3,835,453
                            ===========
Shares Outstanding:
  Beginning of period                         1,250
                                          ---------
  End of period                           3,836,703
                                          =========
                                 Period Ended
                              December 31, 2000
                            -----------------------
INVESTOR CLASS SHARES           $          Shares
---------------------------------------------------
Shares sold                 $        --          --
Shares issued through               153          15
  reinvestment of
  dividends
Shares redeemed                      --          --
                            -----------   ---------
Net Increase                $       153          15
                            ===========
Shares Outstanding:
  Beginning of period                         1,250
                                          ---------
  End of period                               1,265
                                          =========

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO THE FINANCIAL STATEMENTS    DECEMBER 31, 2000
                          BAIRD INTERMEDIATE BOND FUND
                              BAIRD CORE BOND FUND
                           BAIRD AGGREGATE BOND FUND

BAIRD AGGREGATE BOND FUND

                                 Period Ended
                               December 31, 2000
                            -----------------------
INSTITUTIONAL CLASS SHARES       $         Shares
---------------------------------------------------
Shares sold                 $34,878,894   3,442,701
Shares issued through           520,118      50,439
  reinvestment of
  dividends
Shares redeemed                (425,270)    (41,194)
                            -----------   ---------
Net Increase                $34,973,742   3,451,946
                            ===========
Shares Outstanding:
  Beginning of period                         1,250
                                          ---------
  End of period                           3,453,196
                                          =========
                                 Period Ended
                              December 31, 2000
                            -----------------------
INVESTOR CLASS SHARES           $          Shares
---------------------------------------------------
Shares sold                 $        --          --
Shares issued through               183          18
  reinvestment of
  dividends
Shares redeemed                      --          --
                            -----------   ---------
Net Increase                $       183          18
                            ===========
Shares Outstanding:
  Beginning of period                         1,250
                                          ---------
  End of period                               1,268
                                          =========

4. INVESTMENT TRANSACTIONS

During the period ended December 31, 2000, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                            Baird Intermediate    Baird Core     Baird Aggregate
                                                Bond Fund          Bond Fund        Bond Fund
                                            ----------------------------------------------------
Purchases:
  U.S. Government                              $10,296,712        $17,868,409      $16,070,622
  Other                                        $ 6,808,424        $24,530,304      $22,836,766
Sales:
  U.S. Government                              $ 8,224,630        $ 4,243,075      $ 4,561,628
  Other                                        $     2,671        $    13,270      $   334,969

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO THE FINANCIAL STATEMENTS    DECEMBER 31, 2000
                          BAIRD INTERMEDIATE BOND FUND
                              BAIRD CORE BOND FUND
                           BAIRD AGGREGATE BOND FUND

4. INVESTMENT TRANSACTIONS (CONT.)

At December 31, 2000, gross unrealized appreciation and depreciation of investments for federal tax purposes were as follows:

                            Cost for Federal    Tax Basis Gross    Tax Basis Gross    Tax Basis Net
                               Income Tax         Unrealized         Unrealized        Unrealized
                                Purposes         Appreciation       Depreciation      Appreciation
                            -----------------------------------------------------------------------
Baird Intermediate Bond
  Fund                        $10,226,347         $  230,408           $ 2,885         $  227,523
Baird Core Bond Fund          $38,642,549         $1,144,062           $52,386         $1,091,676
Baird Aggregate Bond
  Fund                        $34,974,643         $  895,092           $29,132         $  865,960

Differences between the Fund's cost basis of investments at December 31, 2000, if any, for book and tax purposes relates primarily to the deferral of losses related to wash sales. Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2000 the Baird Intermediate Bond Fund elected to defer capital losses occurring between November 1, 2000 and December 31, 2000 in the amount of $1,954.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Core Bond Fund and Baird Aggregate Bond Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with the Advisor. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund. Pursuant to the Administration Agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Baird Intermediate Bond

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
 NOTES TO THE FINANCIAL STATEMENTS    DECEMBER 31, 2000
                          BAIRD INTERMEDIATE BOND FUND
                              BAIRD CORE BOND FUND
                           BAIRD AGGREGATE BOND FUND

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS (CONT.)

Fund, Baird Core Bond Fund and Baird Aggregate Bond Fund as applied to the respective Fund's average daily net assets.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

Robert W. Baird and Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

6. DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Funds to reimburse the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Intermediate Bond Fund, Baird Core Bond Fund, and Baird Aggregate Bond Fund incurred $102, $10 and $14, respectively, in fees pursuant to the Plan for the period ended December 31, 2000.

7. RECENT FINANCIAL REPORTING PRONOUNCEMENT

In November 2000, the American Institute of Certified Public Accountants issued a new Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supersedes its predecessor and is effective for fiscal years beginning after December 15, 2000. The new Guide, among other things, sets forth certain accounting principles that must be applied by investment companies and may require a change from their present practices. Investment companies will be required to amortize premiums and discounts on debt securities using the interest method and to record paydown gains and losses on asset-backed securities as adjustments to interest income, not as realized gains and losses. The Funds presently intend to adopt the Guide's provisions for the year ending December 31, 2001, and do not expect the adoption of the new guide to have a significant effect on their recognition of income or gains and losses. Further, it will not affect the determination of either net asset values or total returns.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Baird Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baird Intermediate Bond Fund, Baird Core Bond Fund and Baird Aggregate Bond Fund (three of the portfolios constituting Baird Funds, Inc., hereafter referred to as the "Funds") at December 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period September 29, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that out audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
February 9, 2001

                                BAIRD FUNDS, INC.

                     c/o Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-866-44BAIRD

--------------------------------------------------------------------------------

BOARD OF DIRECTORS

G. Frederick Kasten, Jr. (chairman)
John W. Feldt
George C. Kaiser
Stephen A. Roell

              ---------------------------------------------------

INVESTMENT ADVISOR

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

              ---------------------------------------------------

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

Firstar Mutual Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

              ---------------------------------------------------
CUSTODIAN

Firstar Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202
LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

              ---------------------------------------------------

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202

              ---------------------------------------------------

DISTRIBUTOR

Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

              ---------------------------------------------------